RELATED PARTY TRANSACTIONS - Narrative (Details) $ / shares in Units, $ in Thousands							1 Months Ended	12 Months Ended
	Jun. 27, 2022 USD ($)	Jan. 19, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 USD ($) note lease $ / shares shares	Apr. 08, 2021 $ / shares shares	Oct. 23, 2017 shares	Jan. 31, 2020 $ / shares shares	Dec. 31, 2022 USD ($) lease note director	Dec. 31, 2021 USD ($)	Mar. 12, 2021 USD ($)
Related Party Transaction [Line Items]
Accrued interest			$ 3,514					$ 1,712	$ 3,514
Notes payable			63,637					$ 220,176	63,637
Coulter Management Group LLLP
Related Party Transaction [Line Items]
Number of directors and executive officers with ownership of related party | director								2
RideNow Management LLLP
Related Party Transaction [Line Items]
Number of directors and executive officers with ownership of related party | director								2
Repayments of related party debt	$ 673
Ready Team Grow, LLC Recruiting Services
Related Party Transaction [Line Items]
Payments to affiliated entity								$ 199
Public Stock Offering
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares				5,053,029	1,048,998	145,500	1,170,000
Sale of stock, price per share (in dollars per share) | $ / shares				$ 33.00	$ 38.00		$ 11.40
Director
Related Party Transaction [Line Items]
Number of promissory notes | note				2				2
Notes payable				$ 2,821
Director | RNBeach, LLC
Related Party Transaction [Line Items]
Asset acquisition purchase price			5,528
Cash payments to acquire assets			$ 5,368
Director | RideNow Leases
Related Party Transaction [Line Items]
Number of leases | lease				24
Operating lease, monthly cost				$ 1,229
Operating lease term				20 years
Operating lease, increase in rent, percent				2.00%
Director | RideNow Reinsurance Product Sales
Related Party Transaction [Line Items]
Payments to affiliated entity								$ 139
Director | Coulter Management Group LLLP
Related Party Transaction [Line Items]
Payments to affiliated entity								250
Director | RideNow Management LLLP
Related Party Transaction [Line Items]
Payments to affiliated entity								11	$ 479
Director | Bidpath Software License
Related Party Transaction [Line Items]
License agreement								$ 3,600
Monthly support and maintenance fees		$ 30
License agreement term		36 months
License agreement termination notice		60 days
Director | Public Stock Offering
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares				13,636
Sale of stock, price per share (in dollars per share) | $ / shares				$ 33.00
Affiliated Entity | BRF Finance | Bridge Loan
Related Party Transaction [Line Items]
Notes payable										$ 2,500
Maturity threshold amount										$ 2,650
Stated interest rate										12.00%
Related Party
Related Party Transaction [Line Items]
Accrued interest				$ 2,821
Number of leases | lease								24